CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) (CAD) In Millions, unless otherwise specified	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2012 Parent Company [Member]	Sep. 30, 2012 Parent Company [Member]	Dec. 31, 2011 Parent Company [Member]	Dec. 31, 2012 Guarantor Subsidiaries [Member]	Sep. 30, 2012 Guarantor Subsidiaries [Member]	Dec. 31, 2011 Guarantor Subsidiaries [Member]	Dec. 31, 2012 Non-Guarantor Subsidiaries [Member]	Sep. 30, 2012 Non-Guarantor Subsidiaries [Member]	Dec. 31, 2011 Non-Guarantor Subsidiaries [Member]	Dec. 31, 2012 Consolidation, Eliminations [Member]	Sep. 30, 2012 Consolidation, Eliminations [Member]	Dec. 31, 2011 Consolidation, Eliminations [Member]	Sep. 30, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]	Dec. 31, 2008 Predecessor [Member]	Dec. 31, 2007 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member] Parent Company [Member]	Dec. 31, 2010 Predecessor [Member] Parent Company [Member]	Dec. 31, 2009 Predecessor [Member] Parent Company [Member]	Dec. 31, 2011 Predecessor [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2010 Predecessor [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2009 Predecessor [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2011 Predecessor [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2010 Predecessor [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2009 Predecessor [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2011 Predecessor [Member] Consolidation, Eliminations [Member]	Dec. 31, 2010 Predecessor [Member] Consolidation, Eliminations [Member]	Dec. 31, 2009 Predecessor [Member] Consolidation, Eliminations [Member]
Assets
Cash and cash equivalents	16.6	12.2	25.1	0.8	0.3	0	10.8	5.2	0	6.9	7.1	0	0	0	0	12.6	25.1	95.4	83.1	5.0	0	1.5	66.6	63.3	17.4	25.0	13.9	6.2	3.8	5.9	0	0	0
Restricted cash	0.7	3.7		0.7	3.6		0	0.1		0	0		0	0			0	0	0	0
Accounts receivable	114.0	140.8		2.3	1.9		111.0	138.8		0.7	0.1		0	0			134.9	120.6	101.5	221.7		7.9			126.7			0.3			0
Inventories	125.0	131.5		0	0		125.0	131.5		0	0		0	0			146.9	139.9	178.3	211.4		0			146.9			0			0
Prepaids and other	8.9	13.0		0.7	0.3		7.5	12.3		0.7	0.4		0	0			20.0	27.7	25.2	32.8		13.4			6.1			0.5			0
Assets held for sale	34.30	56.20		0	0		34.30	56.20		0	0		0	0			0	0	0	0
Assets, Current	299.5	357.4		4.5	6.1		286.7	343.7		8.3	7.6		0	0			326.9	383.6	388.1	470.9		22.8			297.1			7.0			0
Property, plant and equipment	611.60	614.10		387.10	390.50		76.00	76.20		148.50	147.40		0	0			386.30	1,285.60	1,664.70	1,854.40		226.20			63.10			97.00			0
Goodwill	56.70	56.70		56.70	56.70		0	0		0	0		0	0			0	0	0	0
Advances to related companies	0	0		234.2	239.7		348.2	295.9		(0.8)	1.0		(581.6)	(536.6)			0					255.1			237.3			2.1			(494.5)
Investments, net of equity loss in related companies	0	0		93.7	89.2		0	0		0	0		(93.7)	(89.2)			0					(139.6)			0			0			139.6
Other assets	11.00	11.90		24.30	25.10		9.70	10.80		0.60	0.60		(23.60)	(24.60)			24.40	27.00	38.00	65.00		33.90			0			0.70			(10.20)
Assets	978.8	1,040.1		800.5	807.3		720.6	726.6		156.6	156.6		(698.9)	(650.4)		1,040.1	737.6	1,696.2	2,090.8	2,390.3		398.4			597.5			106.8			(365.1)
Liabilities
Accounts payable and accrued liabilities	113.80	97.50		27.90	15.70		76.00	75.60		9.90	6.20		0	0			174.50	171.60	173.30	269.40		40.80			129.10			4.60			0
Current portion of long-term debt	6.6	6.7		6.5	6.6		0.1	0.1		0	0		0	0			466.8	27.0	1.0	75.8		466.6			0.2			0			0
Liabilities associated with assets held for sale	15.20	14.80		0	0		15.20	14.90		0	(0.10)		0	0			0	0	0	0
Liabilities, Current	135.6	119.0		34.4	22.3		91.3	90.6		9.9	6.1		0	0			641.3	198.6	174.3	345.2		507.4			129.3			4.6			0
Long-term debt	422.00	458.90		308.20	345.10		0	0		113.80	113.80		0	0			375.50	783.90	774.60	894.10		261.70			0			113.80			0
Advances from related companies	0	0		320.4	271.3		236.6	242.7		24.6	22.6		(581.6)	(536.6)			0					217.2			253.9			23.4			(494.5)
Employee future benefits	289.7	300.4		9.7	10.4		280.0	290.0		0	0		0	0			305.7	269.1	294.6	263.2		14.3			291.4			0			0
Other long-term obligations	8.9	9.0		5.2	5.4		3.7	3.6		0	0		0	0			19.2	20.2	13.4	13.3		5.5			13.7			0			0
Deferred income taxes	0	0		0	0		0	0		23.6	24.6		(23.6)	(24.6)			3.6	21.0	38.3	67.9		0			1.0			12.8			(10.2)
Deferred credits	0	0														0	9.6	9.6				9.6			0			0			0
Liabilities	856.2	887.3		677.9	654.5		611.6	626.9		171.9	167.1		(605.2)	(561.2)			1,354.9	1,292.8	1,295.2	1,583.7		1,015.7			689.3			154.6			(504.7)
Shareholders equity (deficit)
Common stock	144.9	144.9		144.9	144.9		0	0		0	0		0	0			1,035.2	1,035.0	1,035.0	1,035.0		1,035.2			623.7			(33.3)			(590.4)
Additional paid-in capital	0	0		0	0		0	0		0	0		0	0			16.6	16.6	16.4	14.6		16.6			222.1			4.7			(226.8)
Retained earnings (deficit)	(35.20)	0		(35.20)	0		3.50	0		(4.80)	0		1.30	0			(1,556.00)	(582.00)	(185.10)	(180.70)		(1,556.00)			(894.20)			(18.40)			912.60
Accumulated other comprehensive income (loss)	6.60	0		6.60	0		5.80	0		0	0		(5.80)	0			(89.40)	(46.10)	(52.70)	(46.40)		(89.40)			(43.40)			(0.80)			44.20
Predecessor equity	0	0		0	0		99.7	99.7		(10.5)	(10.5)		(89.2)	(89.2)
Stockholders' Equity Attributable to Parent	116.3	144.9		116.3	144.9		109.0	99.7		(15.3)	(10.5)		(93.7)	(89.2)			(593.6)	423.5	813.6	822.5		(593.6)			(91.8)			(47.8)			139.6
Non-controlling interest (deficit)	6.3	7.9		6.3	7.9		0	0		0	0		0	0			(23.7)	(20.1)	(18.0)	(15.9)		(23.7)			0			0			0
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	122.60	152.80		122.60	152.80		109.00	99.70		(15.30)	(10.50)		(93.70)	(89.20)			(617.30)	403.40	795.60	806.60		(617.30)			(91.80)			(47.80)			139.60
Liabilities and Equity	978.8	1,040.1		800.5	807.3		720.6	726.6		156.6	156.6		(698.9)	(650.4)			737.6	1,696.2	2,090.8	2,390.3		398.4			597.5			106.8			(365.1)